Note 2 - Significant Accounting Policies and Recent Accounting Pronouncements (Details Textual) shares in Thousands		12 Months Ended
	Jan. 01, 2020 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Accounts Receivable, Credit Loss Expense (Reversal)		$ 0	$ 0
Estimated Scrap Rate Per Lightweight Ton		$ 300
Fleet Utilization		99.20%
Operating Expenses Increase Rate		2.50%
Vessels Impairment Loss		$ 31,577,000	3,042,000	$ 0
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares) | shares		0
Number of Reportable Segments		1
Retained Earnings (Accumulated Deficit), Ending Balance		$ (9,721,000)	$ 60,578,000
Debt Securities [Member]
Other than Temporary Impairment Losses, Investments, Total	$ 543,000
Accounting Standards Update 2016-13 [Member] | Debt Securities [Member] | Zim 3.0% Series 1 Notes Due 2023 [Member]
Other than Temporary Impairment Losses, Investments, Total	543,000
Accounting Standards Update 2016-13 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Retained Earnings (Accumulated Deficit), Ending Balance	$ (543,000)
Minimum [Member]
General Fair Value Hedge Information, Hedge Effectiveness Threshold		80.00%
Maximum [Member]
General Fair Value Hedge Information, Hedge Effectiveness Threshold		125.00%
Vessels [Member]
Property, Plant and Equipment, Useful Life (Year)		30 years